As filed with the Securities and Exchange Commission on December 30, 2002

Registration No. 33-56908
811-06032

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 17

and

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 45

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY
(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 297-8121
Frank A. Camp, Esquire
Transamerica Life Insurance Company
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-4520
(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire
Sutherland, Asbill & Brennan L.L.P.
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Prospectus, Supplements, Statement of Additional Information and Exhibits of Separate Account VA B are hereby incorporated by reference to Form N-4 Registration Statement (33-56908 and 811-06032) filed on April 30, 2002.

Transamerica Freedom Variable Annuity

Issued by

Transamerica Life Insurance Company

Supplement Dated January 1, 2003
to the
Prospectus dated May 1, 2002

Managed Annuity Program II

You may elect to purchase the optional Managed Annuity Program II (“MAP II”) which assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below) that you will have to apply to a MAP II payment option. The MAP II also guarantees a minimum amount for those payments once you begin to receive them. The MAP II will not be issued if you are age 85 or older (earlier, if required by state law).

References to the Managed Annuity Program in the EXAMPLES shall hereinafter be read as MAP II.

Minimum Income Base.  The minimum income base on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date, the minimum income base is equal to:

•	the minimum income base on the rider date; plus

•	any subsequent premium payments; less

•	any subsequent adjusted partial surrenders;

•	all of which are accumulated at the annual growth rate from the date of each transaction; minus

•	any premium taxes.

The annual growth rate is 6%. The benefits and fees under the rider (including the annual growth rate, rider fee, the guaranteed payment fee, and the vesting schedule) are guaranteed not to change after the rider is added. However, all the specifications may change if you elect to upgrade the minimum income base or terminate and then re-add the rider.

Minimum Income Base Upgrade.  You can upgrade your minimum income base to the policy value anytime after the first rider anniversary and before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value you upgrade to will be the policy value next calculated after we receive all necessary information to complete the upgrade. It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum income base at the time you elect the upgrade.

If you upgrade:

•
the current rider will terminate and a new rider will be issued with its own terms and fees, which may mean, for example, you have to pay a higher rider fee, begin a new annuity income vesting period, etc.

Surrenders.  Surrenders will reduce the minimum income base. Each rider year, surrenders up to the limit of the total free amount (the minimum income base on the last rider anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base. See the SAI for more information.

This Prospectus Supplement must be accompanied
by the Prospectus for the
Transamerica Freedom Variable Annuity Dated May 1, 2002

Sustained partial surrenders alone, or in conjunction with negative investment performance, may reduce your policy value to below the minimum policy amount (or even to zero). In either event, your policy will be fully surrendered and you will lose all rights and benefits under your policy, including your right to annuitize your minimum income base under the MAP II.

Conditions of Exercise of the MAP II.  You can only annuitize using the MAP II within the 30 days after a rider anniversary. You cannot, however, annuitize using the MAP II before your first rider anniversary or after the rider anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the MAP II on page one of the rider.

If you annuitize at any time other than indicated above, you cannot use the MAP II.

MAP II Payment Options.  You can annuitize under the MAP II (subject to the conditions described above) at the greater of the minimum income base or adjusted policy value. The minimum income base may only be used to annuitize using the MAP II payment options and may not be used with any other annuity payment options. The MAP II payment options are:

•
Life Income—An election may be made for “No Period Certain,” “10 Years Certain” or “20 Years Certain.” In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

•
Joint and Full Survivor—An election may be made for “No Period Certain,” “10 Years Certain” or “20 Years Certain.” Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE	CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

Annuity Income Vesting.  If you annuitize using the MAP II before the 10th rider anniversary, the MAP II annuity income will not be fully vested and the first payment will be calculated with an annuity income vesting percentage of less than 100%, which reduces the amount of your first payment by up to 50%. See the SAI for information concerning the calculation of the initial payment. The annuity income vesting schedule is as follows:

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Number of completed years since the Rider Date	Annuity Income Vesting Percentage (percent vested)

1	50%

2	55%

3	60%

4	65%

5	70%

6	75%

7	80%

8	85%

9	90%

≥10	100%

For example, assume a 65 year old male annuitized with a life with 10-year certain payment option at the end of year two with a minimum income base of $112,360.00. The monthly annuity factor from Schedule 1 of the rider for a male age 65, life with 10-years certain is $4.59 per thousand of annuitization value. The annuity income vesting percentage is 55% since annuitization is occurring after only two full years have passed since the rider date. The monthly payment amount would be equal to a * b * c where:

a)	is the minimum income base divided by $1,000,
b)	is the annuity factor from Schedule 1, and
c)	is the annuity income vesting percentage.

In this case, the monthly payment amount would be $112,360/$1,000 * $4.59 * 55% = $283.65.

NOTE CAREFULLY: If you annuitize before the 10th rider anniversary, the MAP II annuity income will not be fully vested which results in all payments being lower than if the MAP II annuity income was fully vested, and the difference can be substantial.

MAP II Annuity Payments.  The minimum income base is used solely to calculate the MAP II annuity payments under one of the MAP II payment options and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria {such as using a 2% assumed investment return to calculate the first annuity payment, using a 5% assumed investment return to calculate subsequent payments, and using age 85 annuity factors for all annuitants age 85 or older}, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the MAP II should be regarded as a safety net. The costs of annuitizing under the MAP II include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts and an annuity income vesting percentage of less than 100%. These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee, if applicable, also provides for a minimum payout level, and it uses actuarial criteria (such as a 5% assumed investment return) that provide for higher payment levels for a given adjusted policy value than the MAP II. You should carefully consider these factors, since electing annuity payments under the MAP II will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

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Guaranteed Minimum Stabilized Payments.  Annuity payments under the MAP II are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be “stabilized” or held constant during each policy year.

During the first year after annuitizing using the MAP II, each stabilized payment will equal the initial payment. On each annuitization anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis. See the SAI for additional information concerning stabilized payments.

MAP II Fee.  A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

The policy has different charges in the income phase than the accumulation phase. See Section 5, Expenses in the Prospectus.

Guaranteed Payment Fee.  A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the MAP II, in addition to the policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination.  The MAP II will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the MAP II (you may not terminate the rider before the first rider anniversary);

•	annuitization (you will still receive guaranteed minimum stabilized payments if you annuitize under the MAP II);

•	termination of your policy; or

•	30 days after the rider anniversary after your 94th birthday (earlier if required by state law).

The Managed Annuity Program II may vary for certain policies and may not be available for all policies. For policies sold in Minnesota and New Jersey, please see the separate supplement describing this feature for their state.

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Transamerica Freedom Variable Annuity

Issued by

Transamerica Life Insurance Company

Supplement Dated January 1, 2003
to the
Statement of Additional dated May 1, 2002

The following hereby amends, and to the extent inconsistent replaces, the corresponding section in the Statement of Additional Information.

MANAGED ANNUITY PROGRAM II — ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the “Managed Annuity Program II” for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:

•	there were no subsequent premium payments or surrenders;

•	there were no premium taxes;

•	the $100,000 premium is subject to the Managed Annuity Program II;

•	the annuitant is (or both annuitants are) 60 years old when the rider is issued;

•	the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the Managed Annuity Program II); and

•	there was no upgrade of the minimum income base.

Several different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only, Life with 10 Year Certain and Life with 20 Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 2%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Life Only = Life Annuity with No Period Certain
Life 10 = Life Annuity with 10 Years Certain
Life 20 = Life Annuity with 20 Years Certain

Rider Anniversary at Exercise Date	Male			Female			Joint & Survivor

	Life Only	Life 10	Life 20	Life Only	Life 10	Life 20	Life Only	Life 10	Life 20

10 (age 70)	$1,008	$953	$808	$935	$904	$797	$783	$779	$743

15	1,646	1,481	1,146	1,529	1,424	1,141	1,241	1,225	1,095

20 (age 80)	2,765	2,283	1,584	2,591	2,232	1,584	2,033	1,956	1,555

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

This Statement of Additional Information Supplement must be accompanied by the Statement of Additional Information for the
Transamerica Freedom Variable Annuity Dated May 1, 2002

Examples of the effect of surrenders on the minimum income base are as follows:

EXAMPLE 1

Assumptions

minimum income base on last policy anniversary:	$10,000

minimum income base at time of distribution:	$10,500

policy value at time of distribution:	$15,000

distribution amount:	$500

prior distribution in current policy year:	None

Calculations

maximum annual free amount:	$10,000 x 6% = $600

policy value after distribution:	$15,000 - $500 = $14,500

minimum income base after distribution: since the distribution amount was less than the maximum annual adjustment free amount	$10,500 - $500 = $10,000

EXAMPLE 2

Assumptions

minimum income base on last policy anniversary:	$10,000

minimum income base at time of distribution:	$10,500

policy value at time of distribution:	$15,000

distribution amount:	$1,500

prior distribution in current policy year:	$1,000

Calculations

maximum annual free amount:	$0.0

(prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])

policy value after distribution:	$15,000 - $1,500 = $13,500

(since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)

minimum income base after distribution:	$10,500 - (10% x $10,500) = $9,450

EXAMPLE 3

Assumptions

minimum income base on last policy anniversary:	$10,000

minimum income base at time of distribution:	$10,500

policy value at time of distribution:	$7,500

distribution amount:	$1,500

prior distribution in current policy year:	$1,000

Calculations

maximum annual free amount:	$0.0

(prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])

policy value after distribution:	$7,500 - $1,500 = $6,000

(since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)

minimum income base after distribution:	$10,500 - (20% x $10,500) = $8,400

The amount of the first payment provided by the Managed Annuity Program II will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the Managed Annuity Program II. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, any annuity income vesting percentage or annuity factor age adjustment, and the Managed Annuity Program II payment option selected and is based on a guaranteed interest rate of 2% and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated as described in the rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with

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the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

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PART C OTHER INFORMATION
Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:    The following exhibits are filed herewith:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

	(b)		Authorization Changing Name of the Mutual Fund Account. Note 11.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 6.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account and AFSG Securities Corporation. Note 13.

	(a)	(2)
Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as, MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 15.

	(a)	(3)
Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation, and the Broker/Dealer. Note 13.

(4)	(a)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 7.

	(b)		Amended pages to Form of Policy for Endeavor Platinum Variable Annuity. Note 8.

	(c)		Form of Policy Endorsement (Death Benefits). Note 10.

	(d)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 12.

	(e)		Form of Policy Endorsement (Nursing Care). Note 12.

	(f)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 13.

	(g)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 13.

	(h)		Form of Policy Rider (GMIB). Note 15.

	(i)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(j)		Form of Policy Rider (Managed Annuity Program). Note 26.

	(k)		Form of Policy Rider (MAP II). Note 31.

(5)	(a)		Form of Application for the Endeavor Platinum Variable Annuity. Note 12.

	(b)		Form of Application for the Endeavor Platinum Variable Annuity. Note 13.

	(c)		Form of Application for the Endeavor Platinum Variable Annuity. Note 15.

	(d)		Form of Application for the Transamerica Freedom Variable Annuity (formerly Endeavor Platinum Variable Annuity) Note 24.

	(e)		Form of Application for Transamerica Freedom. Note 32.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 2.

	(b)		ByLaws of PFL Life Insurance Company. Note 2.

(7)			Not Applicable.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.

			Note 3.

	(b)		Participation Agreement by and between PFL Life Insurance Company and the WRL Growth Portfolio of WRL Series Fund, Inc. Note 4.

(8)	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)
Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)
Form of Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 30.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 3.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 4.

	(e)		Second Amendment to Administrative Services Agreement. Note 5.

	(f)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 12.

(8)	(f)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17.

(8)	(f)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavour Series Trust. Note 22.

	(f)	(3)
Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 30.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20.

(8)	(g)	(1)	Termination of Participation Agreement (Transamerica). Note 26.

(8)	(g)	(2)	Participation Agreement (Transamerica). Note 26.

(8)	(g)	(3)	Addendum to Participation Agreement

			(Transamerica). Note 26.

	(h)
Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18.

	(h)	(1)
Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(h)	(2)
Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24.

	(h)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(5)
Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19.

	(i)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(i)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

(8)	(j)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21.

(8)	(j)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22.

(8)	(k)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(k)	(1)
Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26.

(8)	(l)		Participation Agreement by and among AIM Variable

Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(l)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 30.

(8)	(m)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(m)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(m)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 30.

(9)	(a)		Opinion and Consent of Counsel. Note 7.

	(b)		Consent of Counsel. Note 7.

(10)	(a)		Consent of Independent Auditors. Note 30.

	(b)		Opinion and Consent of Actuary. Note 30.

(11)			Not Applicable.

(12)			Not Applicable.

(13)			Performance Data. Note 16.

(14)
Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 7 (Craig D. Vermie) Note 11 (Brenda K. Clancy) Note 12 (Larry N. Norman) Note 15. (Bart Herbert, Jr.) Note 24. (Christopher H. Garrett, Arthur C. Schneider) Note 32.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-56908, 811-06032) on January 8, 1993.
Note 2.	Filed with the initial filing of Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 3.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 4.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 5.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) on May 1, 1992.
Note 6.	Filed with Post-Effective Amendment No. 5 to Form

N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 7.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-56908) on December 6, 1993.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on February 28, 1994.
Note 9.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1994.
Note 10.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 1995.
Note 11.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-56908) on April 24, 1996.
Note 12.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1997.
Note 13.	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 33-56908) on February 27, 1998.
Note 14.	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1998.
Note 15.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on September 28, 1998.
Note 16.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.
Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No, 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-56908) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2002.
Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 32.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chairman of the Board and President

Christopher H. Garrett 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President and Actuary

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and Vice President

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President, Treasurer, and Chief Financial Officer

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.
Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

AEGON USA, Inc.	Iowa	AEGON U.S. Holding Corporation, AEGON U.S. Corporation	Holding company

RCC North America, L.L.C.	Delaware	100% AEGON USA, Inc.	Real estate

Transamerica Holding Company, L.L.C.	Delaware	100% AEGON USA, Inc.	Holding Company

AEGON Funding Corp.	Delaware	100% Transamerica Holding Company, L.L.C.	Issue debt securities-net proceeds used to make loans to affiliates

First AUSA Life Insurance Company	Maryland	100% Transamerica Holding Company, L.L.C.	Insurance holding company

AUSA Life Insurance Company, Inc.	New York	100% First AUSA Life Insurance Company	Insurance

Life Investors Insurance Company of America	Iowa	100% First AUSA Life Ins. Co.	Insurance

Apple Partners of Iowa, L.L.C.	Iowa	100% LICCA	Apple production, packing, storage and sales

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Transamerica Life Insurance Company	Iowa	100% First AUSA Life Ins. Co.	Insurance

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Iowa Fidelity Life Insurance Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance

Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance Agency

WRL Insurance Agency of Alabama, Inc.	Alabama	100% WRL Insurance Agency, Inc.	Insurance Agency

WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance Agency

WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance Agency

WRL Insurance Agency of Texas, Inc.	Texas	Record shareholder Daniel DeMarco	Insurance Agency

WRL Insurance Agency of Wyoming	Wyoming	100% WRL Insurance Agency, Inc.	Insurance Agency

AEGON/Transamerica Series Fund, Inc.	Maryland	Various	Mutual fund

AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Provides administration for affiliated mutual fund

AEGON/Transamerica Fund Advisors, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Registered investment advisor

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance Agency

World Financial Group Insurance Agency of Alabama, Inc.	Alabama	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of Ohio, Inc.	Ohio	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

WFG Insurance Agency of Texas, Inc.	Texas	Record Shareholder Jack Linder	Insurance Agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

World Financial Group Insurance Agency of Nevada, Inc.	Nevada	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of Wyoming	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

AEGON Equity Group, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Insurance Agency

Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance

United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency

Bankers Financial Life Ins. Co.	Arizona	100% First AUSA Life Ins. Co.	Insurance

The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency

Cadet Holding Corp.	Iowa	100% First AUSA Life Insurance Company	Holding company

Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	51% First AUSA Life Insurance Company 49% Baldrich & Associates of Puerto Rico	Insurance

AUSA Holding Company	Maryland	100% Transamerica Holding Company	Holding company

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

National Association Management And Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverages

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company

ORBA Insurance Services, Inc.	California	26.91% Money Services, Inc.	Insurance agency

Great Companies L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

AEGON USA Travel and Conference Services, L.L.C.	Iowa	100% Money Services, Inc.	Travel and Conference Services

Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

Long, Miller & Associates, L.L.C.	California	33 1/3% AUSA Holding Co.	Insurance agency

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-Dealer

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

Intersecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Associated Mariner Financial Group, Inc.	Michigan	100% Intersecurities, Inc.	Holding co./management services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Associated Mariner Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Associated Mariner Agency, Inc.	Insurance agency

Associated Mariner Agency Ohio, Inc.	Ohio	100% Associated Mariner Agency, Inc.	Insurance agency

Associated Mariner Agency Texas, Inc.	Texas	100% Associated Mariner Agency, Inc.	Insurance agency

PIA General Partner, Inc.	Delaware	100% AUSA Holding Company	General Partner to PIA 2001-A, L.P.

PIA 2001-A, L.P.	Delaware	PIA General, Inc. is the General Partner	Private placement investment limited partnership

Idex Investor Services, Inc.	Florida	100% AUSA Holding Co.	Shareholder services

Idex Management, Inc.	Delaware	100% AUSA Holding Co.	Investment advisor

IDEX Mutual Funds	Massachusetts	Various	Mutual fund

Diversified Investment Advisors, Inc.	Delware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Insurance agency

AEGON USA Investment Management, LLC.	Iowa	100% Transamerica Holding Company, L.L.C.	Investment advisor

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co.	Provides real estate administrative and real estate investment services

AEGON USA Real Estate Services, Inc. Delaware	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc	Information Systems for real estate investment management

USP Real Estate Investment Trust	Iowa	12.89% First AUSA Life Ins. Co. 13.11% PFL Life Ins. Co. 4.86% Bankers United Life Assurance Co.	Real estate investment trust

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner	Limited Partnership

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% CGC	Broker-Dealer

Benefit Plans, Inc.	Delaware	100% CGC	TPA for Peoples Security Life Insurance Company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

Capital 200 Block Corporation	Delaware	100% CGC	Real estate holdings

AEGON Structured Settlements, Inc.	Kentucky	100% CGC	Administrator of structured settlements

AEGON Institutional Markets, Inc.	Delaware	100% CGC	Provider of investment, marketing and admin. Services to ins. cos.

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% CGC	Provider of management support services

Compass Rose Development Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Financial Planning Services, Inc.	Dist. Columbia	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc.	TPA license-holder

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

National Home Life Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Furniture & equipment lessor

Veterans Benefits Plans, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Administrator of group insurance programs

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Academy Insurance Group, Inc.	Delaware	100% CGC	Holding company

Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company

FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ammest Massachusetts Insurance Agency, Inc.	Massachusetts	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ammest Realty, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose services

Force Financial Services, Inc.	Massachusetts	100% Force Fin. Group, Inc.	Special-purpose subsidiary

Military Associates, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

NCOAA Management Company	Texas	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

NCOA Motor Club, Inc.	Georgia	100% Academy Insurance Group, Inc.	Automobile club

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services

Capital General Development Corporation	Delaware	100% CGC	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company	Insurance company

26.77% First AUSA Life Insurance Company

Exchange Management Services, Inc.	Missouri	100% Monumental Life Insurance Company	Management company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

Peoples Benefit Life Insurance Company	Iowa	3.7% CGC 20.0% Capital Liberty, L.P. 76.3% Monumental Life Insurance Company	Insurance company

Veterans Life Insurance Co.	Illinois	100% Transamerica Holding Company, L.L.C.	Insurance company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Ins. Co.	Special-purpose subsidiary

Coverna Direct Insurance Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special purpose subsidiary

JMH Operating Company, Inc.	Mississippi	100% Peoples Benefit Life Insurance Company	Real estate holdings

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company 1.0% CGC	Holding Company

Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit Card Protection

Global Premier Reinsurance Company, LTD	British Virgin Islands	100% Commonwealth General Corporation	Insurance and Reinsurance company

Health Benefits Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

J.C. Penney Life Insurance Corporation	Vermont	100% Commonwealth General Corporation	Insurance

Stonebridge Insurance Company	Wisconsin	100% J.C. Penney Life Insurance Company	Insurance

Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage

ICON Partners Limited	United Kingdom	100% Insurance Consultants, Inc.	Marketing company

J.C. Penney Casualty Insurance Company	Ohio	100% Commonwealth General Corporation	Insurance

AEGON N.V.	Netherlands	51.27% of Vereniging AEGON Netherlands Membership Association	Holding Company

Groninger Financieringen B.V.	Netherlands	Held through AEGON Nevak Holding B.V.	Holding Company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding Company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding Company

AEGON Derivatives	Netherlands	100% AEGON N.V.	Holding Company

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding Company

AEGON Trust Advisory Board Members: K.J. Storm Donald J. Shepard Joseph Streppel Dennis Hersch	Delaware	100% AEGON International N.V.	Manage assets of AEGON U.S. Holding Corporation

AEGON U.S. Holding Corporation	Delaware	100% AEGON Trust	Holding company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

JCPenney Financial & Marketing Services Group LTD	Korea	100% AEGON DMS Holding B.V.	Marketing

JCPenney Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing

Canadian Premier Holdings LTD	Canada	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings LTD	Holding company

Legacy General Insurance Company	Canada	100% Canadian Premier Life Insurance Company	Insurance

Cornerstone International Holdings LTD	United Kingdom	100% AEGON DMS Holding B.V.	Holding company

Cornerstone International Marketing LTD	United Kingdom	100% Cornerstone International Holdings, LTD	Marketing company

Stonebridge International Insurance LTD	United Kingdom	100% Cornerstone International Marketing, LTD	Insurance company

JCPenney Direct Asia Pacific Pty LTD	Australia	100% AEGON DMS Holding B.V.	Holding company

JCPenney Direct Service Asia Pacific Pty LTD	Australia	100% JCPenney Direct Asia Pacific Pty LTD	Operations company

JCPenney Insurance Marketing Asia Pacific Pty LTD	Australia	100% JCPenney Direct Asia Pacific Pty LTD	Marketing company

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Insurance Agent

COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Reinsurance

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Insurance holding company

AEGON U.S. Corporation	Iowa	100% AEGON U.S. Holding Corporation	Holding company

Transamerica Corporation (“TAC”)	Delaware	100% AEGON NV	Major interest in insurance and finance

AEGON Funding Corp. II	Delaware	100% TAC	Commercial paper insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% TAC	Life insurance

TREIC Enterprises, Inc.	Delaware	100% TFC	Investments

Terrapoint, LLC	Delaware	50% TREIC Enterprises, Inc.	Data Processing

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Inter-America Corporation	California	100% Transamerica Corp.	Insurance Broker

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Transamerica Business Tech Corp.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only—Inactive

Transamerica Finance Corp.	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Public Finance, LLC	Delaware	70% TCFCI, 30% TFC	Finance

TFC Properties, Inc.	Delaware	100% Transamerica Finance Corp.	Holding Company

Transamerica Retirement Communities, S.F., Inc.	Delaware	100% TFC Properties, Inc.	Own property

Transamerica Retirement Communities, S.J., Inc.	Delaware	100% TFC Properties, Inc.	Own property

TA Leasing Holding Co., Inc.	Delaware	100% Transamerica Finance Corp.	Holding company

Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company

Trans Ocean Container Corp. (“TOCC”)	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

SpaceWise Inc.	Delaware	100% TOCC	Intermodal leasing

Trans Ocean Container Finance Corp.	Delaware	100% TOL	Intermodal leasing

Trans Ocean Leasing Deutschland GmbH	Germany	100% TOCC	Intermodal leasing

Trans Ocean Leasing PTY Ltd.	Austria	100% TOCC	Intermodal leasing

Trans Ocean Management S.A.	Switzerland	100% TOCC	Intermodal leasing

Trans Ocean Regional Corporate Holdings	California	100% TOCC	Holding company

Trans Ocean Tank Services Corp.	Delaware	100% TOCC	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Leasing Inc.	Delaware	100% TA Leasing Holding Co.	Leases & Services intermodal equipment

Transamerica Leasing Holdings Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company

Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing

Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service

Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing

Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing

Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing

Transamerica Leasing N.V.	Belg.	100% Intermodal Equipment Inc.	Leasing

Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing

Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant

Transamerica Leasing Coordination Center	Belg.	100% TLHI	Leasing

Transamerica Leasing do Brasil Ltda.	Braz.	100% TLHI	Container Leasing

Transamerica Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing Sp. z.o.o	Poland	100% TLHI	Leasing

Transamerica Leasing Limited	U.K.	100% TLHI	Leasing

ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing

Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing

Transamerica Leasing (Canada) Inc.	Canada	100% TLHI	Leasing

Transamerica Leasing (HK) Ltd.	H.K.	100% TLHI	Leasing

Transamerica Leasing (Proprietary) Limited	S. Africa	100% TLHI	In Liquidation— Intermodal leasing

Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Leasing AB	Swed.	100% TLHI	Leasing

Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing

Transamerica Trailer Leasing A/S + C66	Denmark	100% TLHI	Leasing

Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing	Belgium	100% TLHI	Leasing

(Belgium) N.V.

Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing

Transamerica Alquiler de Trailer Spain S.L.	Spain	100% TLHI	Leasing

Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant

Transamerica Commercial Finance Corporation, I (“TCFCI”)	Delaware	100% Transamerica Finance Corp.	Holding company

Transamerica Equipment Financial Services Corporation	Delaware	100% TCFCI	Investment in Various equipment leases and loans

BWAC Credit Corporation	Delaware	100% TCFCI	Inactive

BWAC International Corporation	Delaware	100% TCFCI	Retail Appliance and furniture stores

BWAC Twelve, Inc.	Delaware	100% TCFCI	Holding company

TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing

Transamerica Insurance Finance Corporation (“TIFC”)	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing

Transamerica Insurance Finance Corporation, California	California	100% TIFC	Insurance premium

Transamerica Insurance Finance Company (Europe)	Maryland	100% TIFC	Insurance premium

Transamerica Insurance Finance Corporation, Canada	Ontario	100% TIFC	Insurance premium financing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
T Holdings, Inc.	DE	100% TCFCI	Holding Company

M Credit, Inc.	Delaware	100% TCFCI	Commercial lending

Transamerica Mezzanine Financing, Inc.	Delaware	100% T Holdings, Inc.	Holding company

Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Transamerica Small Business Capital, Inc. (“TSBC”)	Delaware	100% M Credit, Inc.	Holding company

Emergent Business Capital Holdings, Inc.	Delaware	100% TSBC	Dormant

Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Direct Capital Equity Investment, Inc.	Delaware	100% M Credit, Inc.	Small business loans

TA Air East, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air I, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air II, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air III, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air IV, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air V, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air VI, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air VII, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air VIII, Corp.	Delaware	100% TEFS	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TA Air IX, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air X, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XI, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XII, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XIII, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XIV, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XV, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XVI, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XVII, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XVIII, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XIX, Corp.	Delaware	100% TEFS	Special purpose corporation

Transamerica Aviation 803 Corp.	Delaware	100% TEFS	Special purpose corporation

Transamerica Aviation 400 Corp.	Delaware	100% TEFS	Special purpose corporation

Transamerica Aviation 429/448 Corp.	Delaware	100% TEFS	Special purpose corporation

Transamerica Aviation 630 Corp.	Delaware	100% TEFS	Special purpose corporation

TA Steel I, LLC	Delaware	100% TEFS	Special purpose corporation

Transamerica Aviation 24245/24246 Corp.	Delaware	100% TEFS	Special purpose corporation

TA Heli I, Inc.	Delaware	100% TEFS	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TA Marine I, Inc.	Delaware	100% TEFS	Special purpose corporation

TA Marine II, Inc.	Delaware	100% TEFS	Special purpose corporation

TA Marine IV, Inc.	Delaware	100% TEFS	Special purpose corporation

TA Marine VI, Inc.	Delaware	100% TEFS	Special purpose corporation

TA Marine V, Inc.	Delaware	100% TEFS	Special purpose corporation

TA Marine III, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Public Finance Air I, Corp.	Delaware	100% TEFS	Special purpose corporation

TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Facta, LLP	Delaware	100% TBC I, Inc.	Commercial finance

TBC III, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Transcap Trade Finance	Delaware	100% TBC III, Inc.	Commercial finance

TBC IV, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Transamerica Commercial Real Estate Finance, LLC	Delaware	100% T Holdings, Inc.	Bridge financing

TBC V, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Breakthrough Funding LLP	Delaware	100% TBC V, Inc.	Commercial finance

TBC Tax I, Inc. Delaware	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

The Plain Company	Delaware	100% TEFS	Special purpose corporation

Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCI	Holding company

Transamerica Accounts Holding Corp.	Delaware	100% TDFC	Holding company

ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant

Transamerica Commercial Finance Corporation (“TCFC”)	Delaware	100% TIFC	Finance company

Transamerica Acquisition Corporation, Canada	Canada	100% TCFCC	Holding company

Transamerica Distribution Finance Corporation—Overseas, Inc. (“TDFOI”)	Delaware	100% TCFC	Commercial Finance

TDF Mauritius Limited	Mauritius	100% TDFOI	Mauritius holding company

Transamerica Apple Distribution Finance Public Limited	India	69.94% TDF-Mauritius, Limited	Transamerica Distribution Finance Joint Venture

Inventory Funding Trust	Delaware	100% TCFC	Delaware Business Trust

Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company

TCF Asset Management Corporation	Colorado	100% TCFC	A depository for foreclosed real and personal property

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% TCFC	Special purpose corporation

Transamerica Distribution Finance Factorje S.A. DE C.V.	Mexico	99% TCFC	Inactive

Transamerica Joint Ventures, Inc.	Delaware	100% TCFC	Holding company

Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

American Standard Financial Services	Illinois	50% Transamerica Joint Ventures, Inc.	Finance

Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance

Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% TDFC	Holding company

Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company

Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Trans. GmbH, Inc.	Commercial lending in Europe

BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company

Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant

Transamerica Commercial Finance Corporation, Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance

Cantrex Group Inc.	Quebec	76% TACC	Buying group and retail merchant services

2953-9087 Quebec Inc.	Quebec	100% Cantrex Group, Inc.	Dormant

Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Dormant

Prestex Marketing, Inc.	Quebec	100% Cantrex Group, Inc.	Dormant

BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company

ODBH Ltd/Harley Davidson Acceptance	United Kingdom	100% BWAC Twenty-One, Inc.	Finance

Transamerica Technology Services Limited	United Kingdom	100% TCFL	Inactive

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Commercial Finance Limited (“TCFL”)	U.K.	100% Transamerica Commercial Holdings Limited	Commercial lending

TDF Credit Insurance Services Limited	U.K.	100% TCFL	Credit insurance brokerage

Whirlpool Financial Corporation Polska Spozoo	Poland	100% TCFL	Inactive—commercial finance

Transamerica Commercial Holdings Limited	U.K.	33% BWAC Twenty-One Inc.	Holding company

Transamerica Trailer Leasing Limited	New York	100% Transamerica Commercial Holdings Limited	Special purpose corporation

Transamerica Distribution Capital Services, Iberica	Spain	100% Transamerica Commercial Holdings Limited	Inactive

Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company

Transamerica GmbH	Frankfurt, Germany	100% GmbH	Commercial lending in Germany

Transamerica Retail Financial Services Corporation (“TRFSC”)	Delaware	100% TDFC	Provides retail financing

Transamerica Bank, NA	Delaware	100% TRFSC	Bank

Transamerica Consumer Finance Holding Company (“TCFHC”)	Delaware	100% TRFSC	Consumer finance holding company

Transamerica Mortgage Company	Delaware	100% TCFHC	Consumer mortgages

Transamerica Consumer Mortgage Receivables Company	Delaware	100% TCFHC	Securitization company

Metropolitan Mortgage Company	Florida	100% TCFHC	Consumer mortgages

First Florida Appraisal Services, Inc.	Florida	100% Metropolitan Mtg. Co.	Appraisal and inspection services

First Georgia Appraisal Services, Inc.	Georgia	100% First FL App. Srvc, Inc.	Appraisal services

Freedom Tax Services, Inc.	Florida	100% Metropolitan Mtg. Co.	Property tax information services

J.J. & W. Advertising, Inc.	Florida	100% Metropolitan Mtg. Co.	Advertising and marketing services

J.J. & W. Realty Services, Inc.	Florida	100% Metropolitan Mtg. Co.	To hold problem REO properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Liberty Mortgage Company of Ft. Myers, Inc.	Florida	100% Metropolitan Mtg. Co.	No active business/Name holding only

Metropolis Mortgage Company	Florida	100% Metropolitan Mtg. Co.	No active business/Name holding only

Perfect Mortgage Company	Florida	100% Metropolitan Mtg. Co.	No active business/Name holding only

Transamerica Vendor Financial Service Corporation	Delaware	100% TDFC	Provides commercial leasing

Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	99% TCFC	Holding company in Mexican subsidiaries

TDF de Mexico S. de R.L. de C.V.	Mexico	99% TDFC Mex	Service company for Whirlpool receivables

Transamerica Corporate Services De Mexico S. de R.L. de CV	Mexico	99% TDFC Mex	Holds employees

Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% TCFC	Finance company

Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% TCFC	Finance company

Transamerica Flood Hazard Certification, Inc.	Delaware	100% TFC	Flood Zone certification service

Transamerica Home Loan	California	100% TFC	Consumer mortgages

Transamerica Lending Company	Delaware	100% TFC	In liquidation—lending

Transamerica Public Finance, LLC	Delaware	70% TFC	Financial Services

Transamerica Financial Products, Inc.	California	100% Transamerica Corp.	Investments

Transamerica Insurance Corporation (“TIC”)	Iowa	100% TIHI	Holding company

Plaza Insurance Sales Inc.	California	100% TIC	Casualty insurance placement

Transamerica Advisors, Inc.	California	100% TIC	Retail sale of investment advisory services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Services Corp.	New Mexico	100% TIC	Performs services required for structured settlements

Transamerica Financial Advisors, Inc.	Delaware	100% TIC	Retail sale of securities products

Financial Resources Insurance Agency of Texas	Texas	100% Transamerica Fin. Adv.	Retail sale of securities products

TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Fin Adv.	Variable insurance contract sales in state of Ohio

Transamerica Financial Resources Agency of Alabama, Inc.	Alabama	100% Transamerica Fin. Adv.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Fin. Adv.	Insurance agent & broker

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TIC	Holding & administering foreign operations

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

Transamerica Life Canada	Canada	100% ACI	Life insurance company

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TIC	Life insurance

NEF Investment Company	California	100% TOLIC	Real estate development

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance

Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary

Transamerica Life Insurance Company of New York	New York	100% TOLIC	Insurance sales

Transamerica South Park Resources, Inc.	Delaware	100% TOLIC	Market analysis

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Variable Insurance Fund	Maryland	100% TOLIC	Mutual Fund

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Transamerica Products, Inc. (“TPI”)	California	100% TIC	Holding company

Transamerica Products I, Inc.	California	100% TPI	Co-general partner

Transamerica Securities Sales Corp.	Maryland	100% TIC	Life insurance sales

Transamerica Service Company	Delaware	100% TIC	Passive loss tax service

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% TAC	Reinsurance

Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services

Transamerica International Holdings, Inc. (“TIHI”)	Delaware	100% TAC	Holding company

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% TAC	Investment adviser

Transamerica Income Shares, Inc.	Maryland	100% TISI	Mutual fund

Transamerica Real Estate Tax Service, Inc.	Delaware	100% TFC	Real estate tax reporting and processing services

Transamerica Realty Services, Inc. (“TRS”)	Delaware	100% TAC	Real estate investments

Bankers Mortgage Company of CA	California	100% TRS	Investment management

Pyramid Investment Corporation	Delaware	100% TRS	Real estate company

The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties

Auto Funding Services, LLC	Delaware	100% TBCC	Commercial lending

TBCC Funding II, L.L.C.	Delaware	100% TBCC Funding Trust II	Special purpose corporation

Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Special purpose corporation

TBCC Funding Trust II	Delaware	100% TCFCI	Trust

TBCC Funding I, L.L.C.	Delaware	100% TBCC Funding I, LLC	Special purpose corporation

TBCC Funding Trust I	Delaware	100% TCFCI	Trust

Direct Capital Partners, LLC	Delaware	Various members	Investment banking

Inland Water Transportation LLC	Delaware	100% Direct Capital Partners, L.P.	Finance barges

Direct Capital Partners, L.P.	Delaware	100% Direct Capital Partners, LLC	Investment banking

Transamerica Business Capital Corporation	Delaware	100% TCFCI	Commercial lending

Transamerica Technology Finance Corporation	Delaware	100% TCFCI	Commercial lending

Item 27.    Number of Policyowners

As of December 31, 2001, there were 6,403 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter

                   AFSG Securitite Corporation
                   4333 Edgewood Road, N.E.
                   Cedar Rapids, IA 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:5

Larry N. Norman Director and President	Anne Spaes Director and Vice President

Frank A. Camp Secretary	Darin Smith Vice President and Assistant Secretary

Lisa Wachendorf Director, Vice President and Chief Compliance Officer	Linda Gilmer Treasurer/Controller

Thomas R. Moriarty Vice President	Emily Bates Assistant Treasurer

Priscilla Hechler Assistant Vice President and Assistant Secretary	Clifton Flenniken Assistant Treasurer

Teresa Stolba Assistant Compliance Officer

[5]	The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation, the broker/dealer, received $5,475,635.22, $5,870,143,06 and $7,011,101.50 from the Registrant for the period ending December 31, 2001, December 31, 2000 and December 31, 1999 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Company of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Life Insurance Company of New York.

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the Aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7: Texas Optional Retirement Program

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 30th day of December, 2002.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY Depositor *
Larry N. Norman President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Christopher H. Garrett	Director	, 2002

/S/ CRAIG D. VERMIE Craig D. Vermie	Director	December 30, 2002

* Larry N. Norman	Director (Principal Executive Officer)	, 2002

* Arthur C. Schneider	Director	, 2002

* Robert J. Kontz	Vice President and Corporate Controller	, 2002

* Brenda K. Clancy	Director, Vice President, Treasurer and Chief Financial Officer	, 2002

*	By Craig D. Vermie, Attorney-in-Fact

Registration No. 33-56908

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(5)(e)	Form of Application for Transamerica Freedom

(14)	Powers of Attorney

*	Page numbers included only in manually executed original.